OTHER ASSETS AND OTHER LIABILITIES (Details 1) S/ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 PEN (S/)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 PEN (S/)	Dec. 31, 2017 USD ($)
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	S/ 766,317	S/ 701,826		S/ 701,826
Liabilities	715,804	636,762
Nominal amount	64,949,859	65,818,565
Derivatives held for trading [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	622,132	499,186
Liabilities	654,909	501,866
Nominal amount	58,010,446	52,843,232
Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	144,185	202,640
Liabilities	60,895	134,896
Nominal amount	6,939,413	12,975,333
Forward foreign exchange contracts one [Member] | Derivatives held for trading [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	124,688	62,353
Liabilities	104,206	56,869
Nominal amount	S/ 17,799,190	S/ 10,846,203
Maturity	January 2019 / September 2020	January 2018 / June 2020
Related instruments	-
Interest rate swap contract [member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	S/ 141,731	S/ 101,765
Liabilities	148,119	94,238
Interest rate swap contract [member] | Derivatives held for trading [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	141,731	101,765
Liabilities	148,119	94,238
Nominal amount	S/ 29,905,592	S/ 33,057,283
Maturity	January 2019 / December 2031	January 2018 / December 2031
Related instruments	-
Currency swap contract [member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	S/ 354,432	S/ 332,376
Liabilities	401,856	349,779
Currency swap contract [member] | Derivatives held for trading [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	354,432	332,376
Liabilities	401,856	349,779
Nominal amount	S/ 9,999,343	S/ 8,528,764
Maturity	January 2019 / January 2033	January 2018 / December 2027
Related instruments	-
Interest rate swap contract one [Member] | Cash flow hedges [member] | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	S/ 4,364	S/ 2,491
Liabilities	123	0
Nominal amount	S/ 1,180,550	S/ 486,150
Maturity	January 2019 / August 2019	August 2019
Related instruments	Debt to banks
Interest rate swap contract one [Member] | Fair value hedges [member] | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	S/ 11,694	S/ 6,137
Liabilities	4,867	547
Nominal amount	S/ 923,912	S/ 659,524
Maturity	July 2019 / July 2025	April 2018 / October 2023
Related instruments	Investments (*)
Interest rate swap contract two [Member] | Cash flow hedges [member] | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	S/ 3,445	S/ 1,864
Liabilities	67	0
Nominal amount	S/ 843,250	S/ 486,150
Maturity	February 2019 / November 2019	September 2018 / November 2019
Related instruments	Debt to banks
Interest rate swap contract two [Member] | Fair value hedges [member] | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	S/ 0	S/ 110,808
Liabilities	0	0
Nominal amount	S/ 0	S/ 7,915,886
Maturity	–	September 2020 / April 2023
Related instruments	Bonds issued
Interest rate swap contract three [Member] | Cash flow hedges [member] | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	S/ 209	S/ 112
Liabilities	233	0
Nominal amount	S/ 505,950	S/ 324,100
Maturity	May 2019 / October 2019	January 2018
Related instruments	Debt to banks
Interest rate swap contract four [Member] | Cash flow hedges [member] | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	S/ 0	S/ 0
Liabilities	151	0
Nominal amount	S/ 337,300	S/ 0
Maturity	July 2019	–
Related instruments	Debt to banks
Interest rate swap contract five [Member] | Cash flow hedges [member] | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	S/ 312	S/ 0
Liabilities	0	0
Nominal amount	S/ 337,300	S/ 0
Maturity	May 2019	–
Related instruments	Debt to banks
Interest rate swap contract six [Member] | Cash flow hedges [member] | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	S/ 0	S/ 658
Liabilities	0	0
Nominal amount	0	S/ 324,100
Maturity		March 2018
Related instruments		Debt to banks
Cross currency swap contract [Member] | Cash flow hedges [member] | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	0	S/ 0
Liabilities	35,658	97,440
Nominal amount	S/ 1,011,900	S/ 972,300
Maturity	October 2019	October 2019
Related instruments	Bonds issued
Cross currency swap contract one [Member] | Cash flow hedges [member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Nominal amount	S/ 236,100	S/ 226,900	$ 70.0		$ 70.0
Cross currency swap contract one [Member] | Cash flow hedges [member] | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	35,229	18,889
Liabilities	0	0
Nominal amount	S/ 236,110	S/ 226,870
Maturity	August 2020	August 2020
Related instruments	Repurchase agreements
Cross currency swap contract two [Member] | Cash flow hedges [member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Nominal amount	S/ 151,800	S/ 145,800	45.0		45.0
Cross currency swap contract two [Member] | Cash flow hedges [member] | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	0	0
Liabilities	11,939	26,240
Nominal amount	S/ 151,785	S/ 145,845
Maturity	August 2026	August 2026
Related instruments	Repurchase agreements
Cross currency swap contract three [Member] | Cash flow hedges [member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Nominal amount	S/ 84,300	S/ 81,000	25.0		25.0
Cross currency swap contract three [Member] | Cash flow hedges [member] | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	0	0
Liabilities	1,741	9,053
Nominal amount	S/ 84,325	S/ 81,025
Maturity	August 2026	August 2026
Related instruments	Repurchase agreements
Cross currency swap contract four [Member] | Cash flow hedges [member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Nominal amount	S/ 136,100	S/ 228,800
Cross currency swap contract four [Member] | Cash flow hedges [member] | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	21,424	24,263
Liabilities	1,867	1,386
Nominal amount	S/ 136,119	S/ 228,756
Maturity	February 2021 / September 2024	January 2018 / September 2024
Related instruments	Investments (*)
Cross currency swap contract five [Member] | Cash flow hedges [member] | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	S/ 0	S/ 0
Liabilities	4,249	151
Nominal amount	S/ 77,822	S/ 55,097
Maturity	March 2019	March 2019
Related instruments	Investments (*)
Cross currency swap contract five [Member] | Fair value hedges [member] | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Nominal amount	S/ 923,900	S/ 659,500
Cross currency swap and interest rate swap contract [Member] | Cash flow hedges [member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Nominal amount	269,800	259,300	80.0		80.0
Cross currency swap and interest rate swap contract [Member] | Cash flow hedges [member] | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	47,959	32,719
Liabilities	0	0
Nominal amount	S/ 269,840	S/ 259,280
Maturity	August 2020	August 2020
Related instruments	Repurchase agreements
Foreign exchange options [Member] | Derivatives held for trading [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	S/ 1,281	S/ 2,692
Liabilities	728	980
Nominal amount	S/ 306,321	S/ 410,982
Maturity	January 2019 / November 2020	January 2018 / November 2018
Related instruments	-
Cross currency swap contract six [Member] | Cash flow hedges [member] | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	S/ 16,132	S/ 73
Liabilities	0	79
Nominal amount	S/ 337,300	S/ 324,100
Maturity	January 2020	January 2020
Related instruments	Debt to banks
Interest rate swap contract seven [Member] | Cash flow hedges [member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Nominal amount	S/ 506,000	S/ 486,200	$ 150.0		$ 150.0
Interest rate swap contract seven [Member] | Cash flow hedges [member] | Derivatives held as hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Assets	3,417	4,626
Liabilities	0	0
Nominal amount	S/ 505,950	S/ 486,150
Maturity	March 2019 / December 2019	March 2019 / December 2019
Related instruments		Repurchase agreements